INTANGIBLE ASSETS (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Balance Beginning, Cost	$ 27,100,000
Balance Beginning	18,196,000	17,608,000	17,608,000	14,537,000
Additions	565,000		2,601,000	4,490,000
Impairments			(36,000)	(18,000)
Amortization	(1,793,000)	(693,000)	(1,977,000)	(1,401,000)
Balance Ending, Cost	27,600,000		27,100,000
Balance Ending	16,968,000		18,196,000	17,608,000
Patents And Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Balance Beginning, Cost	12,275,000	12,272,000	12,272,000	12,051,000
Balance Beginning, A.A.	(6,293,000)	(5,629,000)	(5,629,000)	(5,010,000)
Additions	103,000		39,000	239,000
Impairments			(36,000)	(18,000)
Amortization	(333,000)	(300,000)	(664,000)	(619,000)
Balance Ending, Cost	12,378,000		12,275,000	12,272,000
Balance Ending, A.A.	(6,626,000)		(6,293,000)	(5,629,000)
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Balance Beginning, Cost	14,788,000	12,226,000	12,226,000	7,975,000
Balance Beginning, A.A.	(2,574,000)	(1,261,000)	(1,261,000)	(479,000)
Additions	462,000		2,562,000	4,251,000
Impairments			0	0
Amortization	(1,460,000)		(1,313,000)	(782,000)
Balance Ending, Cost	15,250,000		14,788,000	12,226,000
Balance Ending, A.A.	$ (4,034,000)		$ (2,574,000)	$ (1,261,000)